LOANS PAYABLE	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Loans Payable [Abstract]
NOTE 6 - LOANS PAYABLE

On November 1, 2012, two former officers forgave all debts owing to them by the Company for all advances/shareholder loans totalling $36,896. All these sums are reflected as a credit to additional-paid-in-capital.

On November 1, 2012, former officers of the Company forgave all debts owing to them by the Company for all advances/shareholders loans totalling $36,896.  All these sums are reflected as a credit to additional-paid-in-capital.